GOODWILL DISCLOSURE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	$ 18,981
Translation Differences And Other	(756)
Goodwill acquired	183
Goodwill, balance as of December 31	18,408
Generics [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	9,088
Translation Differences And Other	(358)
Goodwill, balance as of December 31	8,730
Specialty [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	8,668
Translation Differences And Other	(349)
Goodwill acquired	183
Goodwill, balance as of December 31	8,502
Other Good Will [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	1,225
Translation Differences And Other	(49)
Goodwill, balance as of December 31	$ 1,176